Received SEC

APR 1 4 2015

Washington, DC 20549

Nasdaq

CERTNAS
001-36912

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

15006101

April 13, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on April 9, 2015 The Nasdaq Stock Market (the "Exchange") received from Cidara Therapeutics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $0.0001 par value per share

We further certify that the security has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery